Fair Market Measurements - Additional Information (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Assets, Fair Value	$ 0	$ 0	$ 0